TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

Income tax provision accrued for the years ended September 30, 2024, 2023 and 2022 are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Current income tax expense	$(5,212)	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$(5,212)	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

Loss (income) before income tax is attributable to the following geographic locations for the years ended September 30, 2024, 2023 and 2022 are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Cayman Islands	$8,211	$-	$-
Hong Kong	154,696	-	-
PRC	1,112,542	2,343,238	6,456,883
	$1,275,449	$2,343,238	$6,456,883

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Loss before income taxes	$1,275,449	$2,343,238	$6,456,883
PRC statutory income tax rate	25%	25%	25%
Income tax benefit computed at statutory corporate income tax rate	318,862	585,810	1,614,221
Reconciling items:
Additional deduction for R&D expenses	284,981	538,151	985,736
Entertainment expense	-	(3,362)	(14,949)
Effect of preferential tax rates	(454,662)	(448,240)	(1,741,696)
Effect of changes in tax rates	(2,023,126)	-	-
Effect of different tax rates in other jurisdictions	(27,964)	-	-
Change in valuation allowance	1,896,697	(672,359)	(843,312)
Income tax expense	$(5,212)	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	September 30, 2024	September 30, 2023	September 30, 2022
Loss before income taxes	$1,275,449	$2,343,238	$6,456,883
PRC statutory income tax rate	25%	25%	25%
Income tax benefit computed at statutory corporate income tax rate	318,862	585,810	1,614,221
Reconciling items:
Additional deduction for R&D expenses	284,981	538,151	985,736
Entertainment expense	-	(3,362)	(14,949)
Effect of preferential tax rates	(454,662)	(448,240)	(1,741,696)
Effect of changes in tax rates	(2,023,126)	-	-
Effect of different tax rates in other jurisdictions	(27,964)	-	-
Change in valuation allowance	1,896,697	(672,359)	(843,312)
Income tax expense	$(5,212)	$-	$-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES

The significant components of deferred taxes are as follows:

	September 30, 2024	September 30, 2023
Deferred tax assets
Net operating loss carry forwards	$1,168,270	$2,996,555
Valuation allowance	(1,168,270)	(2,996,555)
Deferred tax assets, net	$-	$-

SCHEDULE OF TAXES PAYABLE

Movement
Balance as of September 30, 2021	$1,799,819
Changes of valuation allowance	843,312
Foreign Exchange Difference	(235,970)
Balance as of September 30, 2022	2,407,161
Changes of valuation allowance	672,359
Foreign Exchange Difference	(82,965)
Balance as of September 30, 2023	2,996,555
Changes of valuation allowance	(1,896,697)
Foreign Exchange Difference	68,412
Balance as of September 30, 2024	$1,168,270

■ Uncertain Tax Position

As of September 30, 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the year ended September 30, 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. As of September 30, 2024, tax years from 2019 through 2023 for the Group’s affiliated entities in the PRC remain open for statutory examination by the PRC tax authorities.

■ Value added tax (“VAT”)

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% and related surcharges of gross proceeds for the years ended September 30, 2024, 2023 and 2022. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of the PRC VAT for all the periods presented in the consolidated statements of operations and comprehensive loss.

Taxes payable consisted of the following:

	September 30, 2024	September 30, 2023
VAT taxes payable	$14,590	$14,037
Other taxes payable	5,412	1,876
Total taxes payable	$20,002	$15,913

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	September 30, 2024	September 30, 2023
VAT taxes payable	$14,590	$14,037
Other taxes payable	5,412	1,876
Total taxes payable	$20,002	$15,913